RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTIES

17. RELATED PARTIES

Key management personnel includes the Board of Directors and executive officers of the Company. Key management personnel compensation is comprised of the following:

	Year Ended December 31,
	2023	2022

Short-term employee benefits	$1,689	$781
Share-based payments	670	257
	$2,359	$1,038

The Company purchased $486 of oil and gas assets from a related party for the year ended December 31, 2023. All transactions with related parties were conducted on terms equivalent to arm’s length transactions and in accordance with the Company’s normal business practices including repayment terms.